SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of the Equity Award Activity Under 2016 Equity Incentive Plan

A summary of the equity award activity under 2016 Equity Incentive Plan is stated below:

	Number of options	Weighted - average exercise price	Weighted - Average grant date fair value	Weighted - average remaining contractual term	Aggregate intrinsic Value
		US$		Years	US$
Outstanding, December 31, 2017	6,885,000	1.44	N/A	6.84	41,035
Granted	—	N/A	N/A
Exercised	(4,388,397)	1.44	N/A
Forfeited/Cancelled	(197,500)	1.44	1.96

Outstanding, December 31, 2018	2,299,103	1.44	N/A	6.13	5,840

Vested and expected to vest at December 31, 2018	2,299,103	1.44	N/A	6.13	5,840

Exercisable at December 31, 2018	2,066,103	1.44	N/A	5.99	5,248

Assumptions Used to Estimate the Fair Value of 2016 Equity Incentive Plan

The assumptions used to estimate the fair value of 2016 Equity Incentive Plan granted or modified are as follows:

	For the years ended December 31,
	2016		2017	2018
Risk-free interest rate		1.92%-2.23%	2.39%-2.93%		3.51%-3.82%
Expected volatility range		48.1%-50.7%	47.5%-49.3%		49.9%-53.6%
Suboptimal exercise factor		2.8	2.8		2.8
Fair value per ordinary share as at valuation date	US$	3.10-$3.26	US$ 7.07	US$	5.28-$7.06

Total Cost of Share-based Payments

Total cost of share-based payments are summarized as follows:

	For the year ended December 31,
	2018
	RMB	US$
Cost of revenues	1,315	191
Selling and marketing expenses	4,229	615
General and administrative expenses	14,808	2,154

Total	20,352	2,960